Segment Information (Tables)	12 Months Ended
Mar. 31, 2026
Segment Information [Abstract]
Schedule of Segment Information	The following table sets out segment information for the year ended March 31, 2026:

For the year ended March 31, 2026 (HKD)	Appliances	Design, development & advisory	Marketing solutions	Corporate / unallocated	Total
Revenue from external customers	98,434,849	21,943,236	22,251,000	–	142,629,085
Merchandise costs	(73,587,672)	–	–	–	(73,587,672)
Service costs	–	(14,800,000)	(14,623,000)	–	(29,423,000)
Depreciation and amortisation	–	–	–	(235,251)	(235,251)
Other segment items, net	(11,554,664)	(3,470,848)	(1,857,755)	(5,809,320)	(22,692,587)
Segment profit/(loss) (net income)	13,292,513	3,437,137	5,770,245	(5,809,320)	16,690,575
Goodwill	–		-	43,789,000	43,789,000
Intangible asset, net	–		-	2,564,750	2,564,750